Salaries and other employee expenses - Schedule of salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries and other employee expenses
Wages and salaries	$ 18,135	$ 13,803	$ 13,717
Payroll taxes	2,196	1,731	1,722
Personnel benefits	12,344	5,134	5,383
Share-based payments	1,544	984	640
Total	$ 34,219	$ 21,652	$ 21,462